Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.1%
32,749		Vanguard S&P 500 ETF	$12,916,206	1.0
2,327,180		Xtrackers USD High Yield Corporate Bond ETF	93,273,374	7.1

		Total Exchange-Traded Funds
		(Cost $102,348,105)	106,189,580	8.1

MUTUAL FUNDS: 86.8%
		Affiliated Investment Companies: 86.8%
5,792,185		Voya Emerging Markets Index Portfolio - Class P2	79,063,330	6.0
13,178,257		Voya International Index Portfolio - Class P2	156,030,560	11.9
3,743,130		Voya Russell Mid Cap Index Portfolio - Class P2	51,804,916	3.9
1,473,360		Voya Russell Small Cap Index Portfolio - Class P2	25,872,208	2.0
38,277,002		Voya U.S. Bond Index Portfolio - Class P2	413,774,389	31.5
20,674,928		Voya U.S. Stock Index Portfolio - Class P2	414,325,557	31.5

		Total Mutual Funds
		(Cost $1,031,486,043)	1,140,870,960	86.8

Principal Amount†			Value	Percentage of Net Assets
INVESTMENT CONTRACT: 5.1%
6,674,606	(1),(2)	VRIAC Contract, 1.600%	66,833,163	5.1

		Total Investment Contract
		(Cost $66,746,349)	66,833,163	5.1

		Total Investments in Securities (Cost $1,200,580,497)	$1,313,893,703	100.0
		Assets in Excess of Other Liabilities	415,559	0.0
		Net Assets	$1,314,309,262	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	The Investment Contract is issued by Voya Retirement Insurance and Annuity Company ("VRIAC"). The interest rate is assessed and may change quarterly.

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$106,189,580	$–	$–	$106,189,580
Mutual Funds	1,140,870,960	–	–	1,140,870,960
Investment Contract	–	–	66,833,163	66,833,163
Total Investments, at fair value	$1,247,060,540	$–	$66,833,163	$1,313,893,703

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2021:

Investments, at fair value	Fair Value at September 2021	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input***
Investment Contract	$66,833,163	Cost Analysis	Interest rate	1.600%	1.600%	Increase**

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** Unobservable inputs were weighted by the relative fair value of the instruments.

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2021:

Investment Contract
Assets:
Beginning balance at December 31, 2021	$-
Purchases	68,116,925
Sales	(1,370,576)
Total realized gain (loss)	-
Net change in unrealized appreciation (depreciation)****	86,814
Transfers into Level 3	-
Transfers out of Level 3	-
Ending balance at September 30, 2021	$66,833,163
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2021****	$86,814

**** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$69,909,060	$19,093,032	$(6,738,375)	$(3,200,387)	$79,063,330	$696,994	$838,699	$-
Voya International Index Portfolio - Class P2	161,964,096	13,605,919	(24,385,004)	4,845,549	156,030,560	3,166,828	4,330,198	-
Voya Russell Mid Cap Index Portfolio - Class P2	31,334,886	26,105,735	(5,238,392)	(397,313)	51,804,916	521,347	(159,126)	4,589,406
Voya Russell Small Cap Index Portfolio - Class P2	38,962,189	4,256,514	(15,225,425)	(2,121,070)	25,872,208	255,812	6,403,713	-
Voya U.S. Bond Index Portfolio - Class P2	411,615,746	151,726,342	(122,921,559)	(26,646,140)	413,774,389	8,615,281	7,578,263	5,724,648
Voya U.S. Stock Index Portfolio - Class P2	445,949,352	66,797,790	(95,554,769)	(2,866,816)	414,325,557	-	29,890,841	39,411,084
VRIAC Contract	-	68,116,925	(1,370,576)	86,814	66,833,163	-	1,285	-
	$1,159,735,329	$349,702,257	$(271,434,100)	$(30,299,363)	$1,207,704,123	$13,256,262	$48,883,873	$49,725,138

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,212,270,489.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$122,291,804
Gross Unrealized Depreciation	(20,668,590)
Net Unrealized Appreciation	$101,623,214